UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05739

Name of Fund: BlackRock MuniEnhanced Fund, Inc. (MEN)1

[1]

On April 19, 2021, BlackRock MuniEnhanced Fund, Inc. (the “Non-Surviving Fund”) was reorganized into BlackRock MuniYield Quality Fund, Inc. (Investment Company Act file no. 811-06660, CIK no. 0000890196) (the “Surviving Fund”). The voting record of the Non-Surviving Fund can be found in the Surviving Fund’s Form N-PX filing, which was filed on August 27, 2021.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock MuniEnhanced Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30

Date of reporting period: 07/01/2020 – 06/30/2021

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2021 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05739
Reporting Period: 07/01/2020 - 06/30/2021
BlackRock MuniEnhanced Fund, Inc.

====================== BlackRock MuniEnhanced Fund, Inc. =======================

On April 19, 2021, BlackRock MuniEnhanced Fund, Inc. (the "Non-Surviving Fund")
was reorganized into BlackRock MuniYield Quality Fund, Inc. (Investment Company
Act file no. 811-06660, CIK no. 0000890196) (the "Surviving Fund"). The voting record of the Non-Surviving Fund can be found in the Surviving Fund's Form N-PX filing, which was filed on August 27, 2021.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock MuniEnhanced Fund, Inc.

Date:	August 27, 2021